Change in Accounting Policy (Details) - Schedule of Cumulative Impact on the Balance Sheet - Balance Sheet [Member] - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cumulative Impact on the Balance Sheet [Line Items]
Deferred tax liabilities	$ (4,450)
Accumulated earnings	1,071	$ 1,439
Non-controlling interest	$ 3,379	$ 4,491